FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk - USD ($)	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 1,892,733	$ 3,144,627
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	373,080	573,159
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 1,519,653	$ 2,571,468